Eaton Vance Small-Cap
                                   Growth Fund
                        Eaton Vance Special Equities Fund
                            Supplement to Prospectus
                                dated May 1, 2003

                             Eaton Vance Tax-Managed
                            Small-Cap Growth Fund 1.1
                             Eaton Vance Tax-Managed
                            Small-Cap Growth Fund 1.2
                           Supplement to Prospectuses
                               dated March 1, 2003


Toni Shimura is the portfolio manager of Small-Cap Growth Portfolio, Special Equities Portfolio and Tax-Managed Small-Cap Growth Portfolio. Ms. Shimura has been employed by Eaton Vance as a small-cap analyst since January 2003 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company (1993-2002).


June 2, 2003                                                              MEPS